Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		3 Months Ended					6 Months Ended
		Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Statement Of Comprehensive Income [Abstract]
Income/(loss) for the period	[1]	$ 3,162	[2]	$ 6,157	[2]	$ 6,188	$ 9,319	[2]	$ 12,219
Items that may be reclassified to income in later periods:
- Currency translation differences		215		176		(2,782)	391		(2,318)
- Debt instruments remeasurements		18		11		(2)	29		(14)
- Cash flow hedging gains/(losses)		101		(446)		(632)	(345)		(700)
- Deferred cost of hedging		79		26		(98)	105		(191)
- Share of other comprehensive income/(loss) of joint ventures and associates		(1)		(55)		(57)	(56)		(35)
Total		413		(288)		(3,571)	125		(3,258)
Items that are not reclassified to income in later periods:
- Retirement benefits remeasurements		(1,172)		(1,474)		1,265	(2,646)		2,547
- Equity instruments remeasurements		(73)		103		131	30		(287)
- Share of other comprehensive income/(loss) of joint ventures and associates		(6)		1			(5)		1
Total		(1,251)		(1,370)		1,396	(2,621)		2,261
Other comprehensive income/(loss) for the period		(839)		(1,658)		(2,175)	(2,496)		(997)
Comprehensive income/(loss) for the period		2,323		4,500		4,013	6,823		11,222
Comprehensive income/(loss) attributable to non-controlling interest		180		177		83	358		176
Comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders		$ 2,143		$ 4,322		$ 3,930	$ 6,465		$ 11,046

[1]	See Note 2 “Segment information”.
[2]	See Note 8 “Adoption of IFRS 16 Leases”.